N-2	Mar. 01, 2023
Cover [Abstract]
Entity Central Index Key	0000355379
Amendment Flag	false
Securities Act File Number	001-39812
Document Type	8-K
Entity Registrant Name	Midwest Holding Inc.
Entity Address, Address Line One	2900 South 70th Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Lincoln
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68506
City Area Code	402
Local Phone Number	489-8266
Entity Emerging Growth Company	false